UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06071

                           Scudder Institutional Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Equity 500 Index Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

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                                                                        Shares          Value ($)
                                                                    -----------------------------

Common Stocks 99.9%
Consumer Discretionary 11.0%
Auto Components 0.2%
Cooper Tire & Rubber Co.                                              21,202             427,644
Dana Corp.                                                            43,481             769,179
Delphi Corp.                                                         163,546           1,519,342
Goodyear Tire & Rubber Co.*                                           51,196             549,845
Johnson Controls, Inc.                                                55,464           3,150,910
Visteon Corp.                                                         35,631             284,692
                                                                                    --------------
                                                                                       6,701,612

Automobiles 0.6%
Ford Motor Co.                                                       534,385           7,508,109
General Motors Corp.                                                 164,771           6,999,472
Harley-Davidson, Inc.                                                 86,451           5,138,648
                                                                                    --------------
                                                                                      19,646,229

Distributors 0.1%
Genuine Parts Co.                                                     50,878           1,952,698

Hotels Restaurants & Leisure 1.5%
Carnival Corp.                                                       185,797           8,786,340
Darden Restaurants, Inc.                                              46,980           1,095,573
Harrah's Entertainment, Inc.                                          36,518           1,934,723
Hilton Hotels Corp.                                                  111,939           2,108,931
International Game Technology                                        102,264           3,676,391
Marriott International, Inc. "A"                                      66,032           3,431,023
McDonald's Corp.                                                     367,556          10,302,595
Starbucks Corp.*                                                     119,554           5,434,925
Starwood Hotels & Resorts Worldwide, Inc.                             64,212           2,980,721
Wendy's International, Inc.                                           33,280           1,118,208
YUM! Brands, Inc.                                                     84,491           3,435,404
                                                                                    --------------
                                                                                      44,304,834

Household Durables 0.5%
Black & Decker Corp.                                                  23,152           1,792,891
Centex Corp.                                                          36,004           1,816,762
Fortune Brands, Inc.                                                  42,754           3,167,644
KB Home                                                               13,636           1,152,106
Leggett & Platt, Inc.                                                 56,066           1,575,454
Maytag Corp.                                                          23,039             423,226
Newell Rubbermaid, Inc.                                               80,450           1,612,218
Pulte Homes, Inc.                                                     36,978           2,269,340
Snap-On, Inc.                                                         16,932             466,646
The Stanley Works                                                     23,853           1,014,468
Whirlpool Corp.                                                       20,134           1,209,852
                                                                                    --------------
                                                                                      16,500,607

Internet & Catalog Retail 0.6%
eBay, Inc.*                                                          194,516          17,883,801

Leisure Equipment & Products 0.2%
Brunswick Corp.                                                       27,730           1,268,925
Eastman Kodak Co.                                                     84,031           2,707,479
Hasbro, Inc.                                                          51,702             971,997
Mattel, Inc.                                                         123,814           2,244,748
                                                                                    --------------
                                                                                       7,193,149

Media 3.4%
Clear Channel Communications, Inc.                                   184,863           5,762,180
Comcast Corp. "A"*                                                   655,127          18,500,787
Dow Jones & Co., Inc.                                                 23,922             971,472
Gannett Co., Inc.                                                     81,769           6,848,971
Interpublic Group of Companies, Inc.*                                122,295           1,295,104
Knight-Ridder, Inc.                                                   22,982           1,504,172
McGraw-Hill Companies, Inc.                                           55,637           4,433,713
Meredith Corp.                                                        14,638             752,100
New York Times Co. "A"                                                43,373           1,695,884
Omnicom Group, Inc.                                                   57,668           4,213,224
Time Warner, Inc.*                                                  1,351,012         21,805,334
Tribune Co.                                                           95,697           3,937,932
Univision Communications, Inc. "A"*                                   94,797           2,996,533
Viacom, Inc. "B"                                                     507,709          17,038,714
Walt Disney Co.                                                      599,740          13,524,137
                                                                                    --------------
                                                                                     105,280,257

Multiline Retail 1.1%
Big Lots, Inc.*                                                       33,796             413,325
Dillard's, Inc. "A"                                                   24,368             481,024
Dollar General Corp.                                                  96,436           1,943,186
Family Dollar Stores, Inc.                                            50,072           1,356,951
Federated Department Stores, Inc.                                     52,510           2,385,529
J.C. Penny Co., Inc.                                                  82,375           2,906,190
Kohl's Corp.*                                                         99,538           4,796,736
Nordstrom, Inc.                                                       40,566           1,551,244
Sears, Roebuck & Co.                                                  62,136           2,476,120
Target Corp.                                                         271,991          12,307,593
The May Department Stores Co.                                         84,919           2,176,474
                                                                                    --------------
                                                                                      32,794,372

Specialty Retail 2.4%
AutoNation, Inc.*                                                     78,200           1,335,656
AutoZone, Inc.*                                                       24,308           1,877,793
Bed Bath & Beyond, Inc.*                                              87,766           3,256,996
Best Buy Co., Inc.                                                    97,848           5,307,275
Boise Cascade Corp.                                                   25,578             851,236
Circuit City Stores, Inc.                                             58,233             893,294
Home Depot, Inc.                                                     648,899          25,436,841
Limited Brands                                                       137,611           3,067,349
Lowe's Companies, Inc.                                               229,587          12,478,053
Office Depot, Inc.*                                                   91,559           1,376,132
RadioShack Corp.                                                      47,095           1,348,801
Sherwin-Williams Co.                                                  41,805           1,837,748
Staples, Inc.                                                        150,882           4,499,301
The Gap, Inc.                                                        262,758           4,913,575
Tiffany & Co.                                                         42,816           1,316,164
TJX Companies, Inc.                                                  144,499           3,184,758
Toys "R" Us, Inc.*                                                    62,661           1,111,606
                                                                                    --------------
                                                                                      74,092,578

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*                                                          55,000           2,333,100
Jones Apparel Group, Inc.                                             36,860           1,319,588
Liz Claiborne, Inc.                                                   32,406           1,222,354
NIKE, Inc. "B"                                                        77,108           6,076,111
Reebok International Ltd.                                             17,471             641,535
VF Corp.                                                              32,040           1,584,378
                                                                                    --------------
                                                                                      13,177,066

Consumer Staples 10.7%
Beverages 2.4%
Adolph Coors Co. "B"                                                  10,802             733,672
Anheuser-Busch Companies, Inc.                                       240,780          12,026,961
Brown-Forman Corp. "B"                                                35,478           1,624,892
Coca-Cola Co.                                                        721,435          28,893,472
Coca-Cola Enterprises, Inc.                                          137,024           2,589,754
Pepsi Bottling Group, Inc.                                            75,162           2,040,648
PepsiCo, Inc.                                                        501,950          24,419,867
                                                                                    --------------
                                                                                      72,329,266

Food & Drug Retailing 3.4%
Albertsons, Inc.                                                     107,389           2,569,819
Costco Wholesale Corp.                                               138,633           5,761,587
CVS Corp.                                                            116,059           4,889,566
Kroger Co.*                                                          216,763           3,364,162
Safeway, Inc.*                                                       130,307           2,516,228
SUPERVALU, Inc.                                                       39,302           1,082,770
Sysco Corp.                                                          193,190           5,780,245
Wal-Mart Stores, Inc.                                               1,247,054         66,343,273
Walgreen Co.                                                         299,178          10,719,548
Winn-Dixie Stores, Inc.                                               41,536             128,346
                                                                                    --------------
                                                                                     103,155,544

Food Products 1.2%
Archer-Daniels-Midland Co.                                           189,753           3,222,006
Campbell Soup Co.                                                    120,009           3,155,037
ConAgra Foods, Inc.                                                  154,252           3,965,819
General Mills, Inc.                                                  110,350           4,954,715
H.J. Heinz Co.                                                       102,754           3,701,199
Hershey Foods Corp.                                                   75,760           3,538,750
Kellogg Co.                                                          119,834           5,112,118
McCormick & Co, Inc.                                                  40,100           1,377,034
Sara Lee Corp.                                                       230,739           5,274,693
William Wrigley Jr. Co.                                               65,582           4,151,996
                                                                                    --------------
                                                                                      38,453,367

Household Products 2.0%
Clorox Co.                                                            62,032           3,306,306
Colgate-Palmolive Co.                                                160,568           7,254,462
Kimberly-Clark Corp.                                                 146,407           9,456,428
Procter & Gamble Co.                                                 747,288          40,443,227
                                                                                    --------------
                                                                                      60,460,423

Personal Products 0.6%
Alberto-Culver Co. "B"                                                26,487           1,151,655
Avon Products, Inc.                                                  137,870           6,022,162
Gillette Co.                                                         299,306          12,493,032
                                                                                    --------------
                                                                                      19,666,849

Tobacco 1.1%
Altria Group, Inc.                                                   600,952          28,268,782
Reynolds American, Inc.                                               43,945           2,990,018
UST, Inc.                                                             48,551           1,954,663
                                                                                    --------------
                                                                                      33,213,463

Energy 7.4%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.                                                    97,573           4,265,891
BJ Services Co. *                                                     50,514           2,647,439
Halliburton Co.                                                      129,060           4,348,031
Nabors Industries Ltd.*                                               43,619           2,065,360
Noble Corp.*                                                          39,624           1,781,099
Rowan Companies, Inc.*                                                31,139             822,070
Schlumberger Ltd.                                                    172,272          11,595,628
Transocean, Inc.*                                                     94,200           3,370,476
                                                                                    --------------
                                                                                      30,895,994

Oil & Gas 6.4%
Amerada Hess Corp.                                                    28,255           2,514,695
Anadarko Petroleum Corp.                                              73,634           4,886,352
Apache Corp.                                                          95,074           4,764,158
Ashland, Inc.                                                         20,504           1,149,864
Burlington Resources, Inc.                                           116,012           4,733,290
ChevronTexaco Corp.                                                  624,666          33,507,084
ConocoPhillips                                                       205,945          17,062,543
Devon Energy Corp.                                                    70,052           4,974,393
El Paso Corp.                                                        187,998           1,727,702
EOG Resources, Inc.                                                   34,100           2,245,485
ExxonMobil Corp.                                                    1,916,368         92,618,065
Kerr-McGee Corp.                                                      43,794           2,507,207
Kinder Morgan, Inc.                                                   36,259           2,277,790
Marathon Oil Corp.                                                   106,131           4,381,088
Occidental Petroleum Corp.                                           119,131           6,662,997
Sunoco, Inc.                                                          22,086           1,633,922
Unocal Corp.                                                          77,130           3,316,590
Valero Energy Corp.                                                   37,600           3,015,896
Williams Companies, Inc.                                             151,723           1,835,848
                                                                                    --------------
                                                                                     195,814,969

Financials 20.7%
Banks 6.6%
AmSouth Bancorp.                                                     103,399           2,522,936
Bank of America Corp.                                               1,199,412         51,970,522
BB&T Corp.                                                           164,118           6,513,843
Comerica, Inc.                                                        50,757           3,012,428
Fifth Third Bancorp.                                                 170,091           8,371,879
First Horizon National Corp.                                          36,491           1,582,250
Golden West Financial Corp.                                           44,728           4,962,572
Huntington Bancshares, Inc.                                           67,496           1,681,325
KeyCorp.                                                             120,183           3,797,783
M&T Bank Corp.                                                        34,700           3,320,790
Marshall & Ilsley Corp.                                               65,155           2,625,747
National City Corp.                                                  198,123           7,651,510
North Fork Bancorp., Inc.                                             92,032           4,090,822
PNC Financial Services Group                                          82,561           4,466,550
Regions Financial Corp.                                              135,031           4,464,125
SouthTrust Corp.                                                     101,320           4,220,991
Sovereign Bancorp, Inc.                                               89,811           1,959,676
SunTrust Banks, Inc.                                                 105,692           7,441,774
Synovus Financial Corp.                                               89,521           2,340,974
US Bancorp.                                                          564,915          16,326,043
Wachovia Corp.                                                       384,067          18,031,946
Washington Mutual, Inc.                                              260,061          10,163,184
Wells Fargo & Co.                                                    492,878          29,390,315
Zions Bancorp.                                                        29,856           1,822,410
                                                                                    --------------
                                                                                     202,732,395

Capital Markets 2.7%
Bank of New York Co., Inc.                                           227,431           6,634,162
Bear Stearns Companies, Inc.                                          30,608           2,943,571
Charles Schwab Corp.                                                 398,397           3,661,268
E*TRADE Financial Corp.*                                             106,700           1,218,514
Federated Investors, Inc "B"                                          31,600             898,704
Franklin Resources, Inc.                                              72,971           4,068,863
Goldman Sachs Group, Inc.                                            140,869          13,134,626
Janus Capital Group, Inc.                                             69,879             951,053
Lehman Brothers Holdings, Inc.                                        80,822           6,443,130
Mellon Financial Corp.                                               124,401           3,444,664
Merrill Lynch & Co., Inc.                                            279,304          13,886,995
Morgan Stanley                                                       326,964          16,119,325
Northern Trust Corp.                                                  65,105           2,656,284
State Street Corp.                                                   102,834           4,392,040
T. Rowe Price Group, Inc.                                             36,976           1,883,558
                                                                                    --------------
                                                                                      82,336,757

Consumer Finance 1.3%
American Express Co.                                                 377,343          19,418,071
Capital One Financial Corp.                                           69,958           5,169,896
MBNA Corp.                                                           382,305           9,634,086
Providian Financial Corp.*                                            85,289           1,325,391
SLM Corp.                                                            128,265           5,720,619
                                                                                    --------------
                                                                                      41,268,063

Diversified Financial Services 5.1%
Citigroup, Inc.                                                     1,524,960         67,281,235
Countrywide Financial Corp.                                          163,144           6,426,242
Fannie Mae                                                           287,728          18,241,955
Freddie Mac                                                          201,031          13,115,263
JPMorgan Chase & Co.                                                1,050,713         41,744,828
MGIC Investment Corp.                                                 29,063           1,934,143
Moody's Corp.                                                         43,700           3,201,025
Principal Financial Group, Inc.                                       93,219           3,353,087
                                                                                    --------------
                                                                                     155,297,778

Insurance 4.6%
ACE Ltd.                                                              83,028           3,326,102
AFLAC, Inc.                                                          148,444           5,820,489
Allstate Corp.                                                       205,370           9,855,706
Ambac Financial Group, Inc.                                           31,834           2,545,128
American International Group, Inc.                                   764,748          51,995,217
Aon Corp.                                                             92,087           2,646,580
Chubb Corp.                                                           55,579           3,906,092
Cincinnati Financial Corp.                                            49,504           2,040,555
Hartford Financial Services Group, Inc.                               88,346           5,471,268
Jefferson-Pilot Corp.                                                 40,788           2,025,532
Lincoln National Corp.                                                52,078           2,447,666
Loews Corp.                                                           54,362           3,180,177
Marsh & McLennan Companies, Inc.                                     152,832           6,993,592
MBIA, Inc.                                                            45,146           2,627,949
MetLife, Inc.                                                        220,611           8,526,615
Progressive Corp.                                                     63,647           5,394,083
Prudential Financial, Inc.                                           153,516           7,221,393
Safeco Corp.                                                          44,189           2,017,228
St. Paul Travelers Companies, Inc.                                   200,675           6,634,315
Torchmark Corp.                                                       32,510           1,728,882
UnumProvident Corp.                                                   86,494           1,357,091
XL Capital Ltd. "A"                                                   40,532           2,998,963
                                                                                    --------------
                                                                                     140,760,623

Real Estate 0.4%
Apartment Investment & Management Co. "A" (REIT)                      27,500             956,450
Equity Office Properties Trust (REIT)                                117,811           3,210,350
Equity Residential (REIT)                                             81,760           2,534,560
Plum Creek Timber Co., Inc. (REIT)                                    53,524           1,874,946
ProLogis (REIT)                                                       53,000           1,867,720
Simon Property Group, Inc. (REIT)                                     60,734           3,257,164
                                                                                    --------------
                                                                                      13,701,190

Health Care 13.1%
Biotechnology 1.3%
Amgen, Inc.*                                                         371,224          21,040,976
Applera Corp. - Applied Biosystems Group                              58,935           1,112,104
Biogen Idec, Inc.*                                                   101,571           6,213,098
Chiron Corp.*                                                         55,127           2,436,613
Genzyme Corp. (General Division)*                                     66,140           3,598,677
Gilead Sciences, Inc.*                                               125,160           4,678,481
MedImmune, Inc.*                                                      72,637           1,721,497
                                                                                    --------------
                                                                                      40,801,446

Health Care Equipment & Supplies 2.4%
Bausch & Lomb, Inc.                                                   15,501           1,030,042
Baxter International, Inc.                                           178,898           5,753,360
Becton, Dickinson & Co.                                               73,892           3,820,216
Biomet, Inc.                                                          77,575           3,636,716
Boston Scientific Corp.*                                             248,306           9,865,197
C.R. Bard, Inc.                                                       30,494           1,726,875
Fisher Scientific International, Inc.*                                33,300           1,942,389
Guidant Corp.                                                         94,082           6,213,175
Hospira, Inc.*                                                        45,522           1,392,973
Medtronic, Inc.                                                      353,799          18,362,168
Millipore Corp.*                                                      14,381             688,131
PerkinElmer, Inc.                                                     37,263             641,669
St. Jude Medical, Inc.*                                               51,463           3,873,620
Stryker Corp.                                                        116,848           5,618,052
Thermo Electron Corp.*                                                48,328           1,305,823
Waters Corp.*                                                         34,905           1,539,311
Zimmer Holdings, Inc.*                                                73,808           5,833,784
                                                                                    --------------
                                                                                      73,243,501

Health Care Providers & Services 2.0%
Aetna, Inc.                                                           44,449           4,441,789
AmerisourceBergen Corp.                                               33,024           1,773,719
Anthem, Inc.*                                                         42,442           3,703,064
Cardinal Health, Inc.                                                125,868           5,509,242
Caremark Rx, Inc.*                                                   141,100           4,525,077
CIGNA Corp.                                                           41,325           2,877,460
Express Scripts, Inc.*                                                22,700           1,483,218
HCA, Inc.                                                            146,585           5,592,218
Health Management Associates, Inc. "A"                                70,933           1,449,161
Humana, Inc.*                                                         47,151             942,077
IMS Health, Inc.                                                      68,606           1,641,056
Manor Care, Inc.                                                      25,909             776,234
McKesson Corp.                                                        85,815           2,201,155
Medco Health Solutions, Inc.*                                         79,088           2,443,819
Quest Diagnostics, Inc.                                               30,251           2,668,743
Tenet Healthcare Corp.*                                              135,848           1,465,800
UnitedHealth Group, Inc.                                             194,912          14,372,811
WellPoint Health Networks, Inc.*                                      45,466           4,778,022
                                                                                    --------------
                                                                                      62,644,665

Pharmaceuticals 7.4%
Abbott Laboratories                                                  455,522          19,295,912
Allergan, Inc.                                                        40,539           2,941,105
Bristol-Myers Squibb Co.                                             579,436          13,715,250
Eli Lilly & Co.                                                      334,647          20,095,552
Forest Laboratories, Inc.*                                           108,181           4,865,981
Johnson & Johnson                                                    870,301          49,024,055
King Pharmaceuticals, Inc.*                                           71,275             851,024
Merck & Co., Inc.                                                    655,006          21,615,198
Mylan Laboratories, Inc.                                              79,000           1,422,000
Pfizer, Inc.                                                        2,219,593         67,919,546
Schering-Plough Corp.                                                439,152           8,370,237
Watson Pharmaceuticals, Inc.*                                         32,107             945,872
Wyeth                                                                396,109          14,814,477
                                                                                    --------------
                                                                                     225,876,209

Industrials 11.6%
Aerospace & Defense 2.1%
Boeing Co.                                                           250,820          12,947,328
General Dynamics Corp.                                                58,230           5,945,283
Goodrich Corp.                                                        34,538           1,083,112
Honeywell International, Inc.                                        256,268           9,189,770
Lockheed Martin Corp.                                                131,126           7,314,208
Northrop Grumman Corp.                                               109,250           5,826,303
Raytheon Co.                                                         130,923           4,972,456
Rockwell Collins, Inc.                                                52,044           1,932,914
United Technologies Corp.                                            150,020          14,008,868
                                                                                    --------------
                                                                                      63,220,242

Air Freight & Logistics 1.1%
FedEx Corp.                                                           87,201           7,472,254
Ryder System, Inc.                                                    19,090             897,994
United Parcel Service, Inc. "B"                                      332,570          25,248,714
                                                                                    --------------
                                                                                      33,618,962

Airlines 0.1%
Delta Air Lines, Inc.*                                                36,718             120,802
Southwest Airlines Co.                                               231,691           3,155,632
                                                                                    --------------
                                                                                       3,276,434

Building Products 0.2%
American Standard Companies, Inc.*                                    62,752           2,441,680
Masco Corp.                                                          132,605           4,578,851
                                                                                    --------------
                                                                                       7,020,531

Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc.*                                        92,646             819,917
Apollo Group, Inc. "A"*                                               56,683           4,158,832
Avery Dennison Corp.                                                  32,231           2,120,155
Cendant Corp.                                                        305,673           6,602,537
Cintas Corp.                                                          49,966           2,100,571
Deluxe Corp.                                                          14,552             596,923
Equifax, Inc.                                                         40,009           1,054,637
H&R Block, Inc.                                                       51,191           2,529,859
Monster Worldwide, Inc.*                                              33,689             830,097
Pitney Bowes, Inc.                                                    67,785           2,989,318
R.R. Donnelley & Sons Co.                                             63,421           1,986,346
Robert Half International, Inc.                                       50,075           1,290,433
Waste Management, Inc.                                               169,440           4,632,489
                                                                                    --------------
                                                                                      31,712,114

Construction & Engineering 0.0%
Fluor Corp.                                                           24,204           1,077,562

Electrical Equipment 0.4%
American Power Conversion Corp.                                       58,597           1,019,002
Cooper Industries, Ltd. "A"                                           27,001           1,593,059
Emerson Electric Co.                                                 127,570           7,895,307
Power-One, Inc.*                                                      24,527             158,935
Rockwell Automation, Inc.                                             54,356           2,103,577
                                                                                    --------------
                                                                                      12,769,880

Industrial Conglomerates 4.7%
3M Co.                                                               230,466          18,430,366
General Electric Co.                                                3,111,765        104,493,069
Textron, Inc.                                                         40,327           2,591,816
Tyco International Ltd.                                              594,129          18,215,995
                                                                                    --------------
                                                                                     143,731,246

Machinery 1.5%
Caterpillar, Inc.                                                    100,034           8,047,735
Crane Co.                                                             17,409             503,468
Cummins, Inc.                                                         12,623             932,713
Danaher Corp.                                                         93,222           4,780,424
Deere & Co.                                                           72,896           4,705,437
Dover Corp.                                                           59,359           2,307,284
Eaton Corp.                                                           43,954           2,787,123
Illinois Tool Works, Inc.                                             90,371           8,419,866
Ingersoll-Rand Co. "A"                                                53,227           3,617,839
ITT Industries, Inc.                                                  27,046           2,163,410
Navistar International Corp.*                                         20,371             757,598
PACCAR, Inc.                                                          51,185           3,537,907
Pall Corp.                                                            36,510             893,765
Parker-Hannifin Corp.                                                 34,868           2,052,331
                                                                                    --------------
                                                                                      45,506,900

Road & Rail 0.5%
Burlington Northern Santa Fe Corp.                                   108,286           4,148,437
CSX Corp.                                                             62,626           2,079,183
Norfolk Southern Corp.                                               121,744           3,620,667
Union Pacific Corp.                                                   75,665           4,433,969
                                                                                    --------------
                                                                                      14,282,256

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.                                                   26,562           1,531,299

Information Technology 15.7%
Communications Equipment 2.7%
ADC Telecommunications, Inc.*                                        239,524             433,539
Andrew Corp.*                                                         47,067             576,100
Avaya, Inc.*                                                         138,355           1,928,669
CIENA Corp.*                                                         145,489             288,068
Cisco Systems, Inc.*                                                1,995,364         36,116,088
Comverse Technologies, Inc.*                                          57,305           1,079,053
Corning, Inc.*                                                       417,590           4,626,897
JDS Uniphase Corp.*                                                  422,019           1,422,204
Lucent Technologies, Inc.*                                          1,252,795          3,971,360
Motorola, Inc.                                                       696,196          12,559,376
QUALCOMM, Inc.                                                       479,254          18,710,076
Scientific-Atlanta, Inc.                                              44,917           1,164,249
Tellabs, Inc.*                                                       121,830           1,119,618
                                                                                    --------------
                                                                                      83,995,297

Computers & Peripherals 3.6%
Apple Computer, Inc.*                                                110,339           4,275,636
Dell, Inc.*                                                          743,647          26,473,833
EMC Corp.*                                                           714,962           8,250,661
Gateway, Inc.*                                                        84,125             416,419
Hewlett-Packard Co.                                                  903,336          16,937,550
International Business Machines Corp.                                492,120          42,194,369
Lexmark International, Inc. "A"*                                      38,057           3,197,169
NCR Corp.*                                                            27,849           1,381,032
Network Appliance, Inc.*                                             102,309           2,353,107
QLogic Corp.*                                                         27,400             811,314
Sun Microsystems, Inc.*                                              975,165           3,939,667
                                                                                    --------------
                                                                                     110,230,757

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*                                          140,741           3,035,783
Jabil Circuit, Inc.*                                                  58,775           1,351,825
Molex, Inc.                                                           55,386           1,651,611
Sanmina-SCI Corp.*                                                   152,638           1,076,098
Solectron Corp.*                                                     298,527           1,477,709
Symbol Technologies, Inc.                                             69,019             872,400
Tektronix, Inc.                                                       24,810             824,932
                                                                                    --------------
                                                                                      10,290,358

Internet Software & Services 0.4%
Yahoo!, Inc.*                                                        403,922          13,696,995

IT Consulting & Services 1.2%
Affiliated Computer Services, Inc. "A"*                               39,700           2,210,099
Automatic Data Processing, Inc.                                      172,337           7,120,965
Computer Sciences Corp.*                                              54,732           2,577,877
Convergys Corp.*                                                      41,840             561,911
Electronic Data Systems Corp.                                        155,719           3,019,392
First Data Corp.                                                     259,888          11,305,128
Fiserv, Inc.*                                                         56,950           1,985,277
Paychex, Inc.                                                        110,267           3,324,550
Sabre Holdings Corp.                                                  40,946           1,004,405
SunGard Data Systems, Inc.*                                           84,708           2,013,509
Unisys Corp.*                                                         97,284           1,003,971
                                                                                    --------------
                                                                                      36,127,084

Office Electronics 0.1%
Xerox Corp.*                                                         234,656           3,303,956

Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc.*                                        103,597           1,346,761
Altera Corp.*                                                        109,543           2,143,757
Analog Devices, Inc.                                                 109,868           4,260,681
Applied Materials, Inc.*                                             502,935           8,293,398
Applied Micro Circuits Corp.*                                         91,883             287,594
Broadcom Corp. "A"*                                                   90,380           2,466,470
Intel Corp.                                                         1,901,282         38,139,717
KLA-Tencor Corp.*                                                     57,485           2,384,478
Linear Technology Corp.                                               90,406           3,276,313
LSI Logic Corp.*                                                     112,455             484,681
Maxim Integrated Products, Inc.                                       94,143           3,981,308
Micron Technology, Inc.*                                             178,649           2,149,147
National Semiconductor Corp.*                                        105,066           1,627,472
Novellus Systems, Inc.*                                               43,382           1,153,527
NVIDIA Corp.*                                                         48,399             702,754
PMC-Sierra, Inc.*                                                     51,602             454,614
Teradyne, Inc.*                                                       56,958             763,237
Texas Instruments, Inc.                                              515,348          10,966,605
Xilinx, Inc.                                                         101,513           2,740,851
                                                                                    --------------
                                                                                      87,623,365

Software 4.5%
Adobe Systems, Inc.                                                   69,952           3,460,525
Autodesk, Inc.                                                        33,424           1,625,409
BMC Software, Inc.*                                                   65,669           1,038,227
Citrix Systems, Inc.*                                                 50,214             879,749
Computer Associates International, Inc.                              171,215           4,502,955
Compuware Corp.*                                                     114,221             588,238
Electronic Arts, Inc.*                                                88,606           4,074,990
Intuit, Inc.*                                                         56,233           2,552,978
Mercury Interactive Corp.*                                            27,179             948,004
Microsoft Corp.                                                     3,214,585         88,883,275
Novell, Inc.*                                                        114,182             720,488
Oracle Corp.*                                                       1,538,729         17,356,863
Parametric Technology Corp.*                                          70,403             371,728
PeopleSoft, Inc.*                                                    107,136           2,126,650
Siebel Systems, Inc.*                                                147,933           1,115,415
Symantec Corp.*                                                       94,720           5,198,234
VERITAS Software Corp.*                                              126,668           2,254,690
                                                                                    --------------
                                                                                     137,698,418

Materials 3.1%
Chemicals 1.6%
Air Products & Chemicals, Inc.                                        66,390           3,610,288
Dow Chemical Co.                                                     279,791          12,640,957
E.I. du Pont de Nemours & Co.                                        299,352          12,812,266
Eastman Chemical Co.                                                  22,586           1,073,964
Ecolab, Inc.                                                          75,042           2,359,321
Engelhard Corp.                                                       36,961           1,047,844
Great Lakes Chemical Corp.                                            14,771             378,138
Hercules, Inc.*                                                       32,130             457,853
International Flavors & Fragrances, Inc.                              27,616           1,054,931
Monsanto Co.                                                          77,492           2,822,259
PPG Industries, Inc.                                                  50,062           3,067,799
Praxair, Inc.                                                         94,828           4,052,949
Rohm & Haas Co.                                                       65,389           2,809,765
Sigma-Aldrich Corp.                                                   20,134           1,167,772
                                                                                    --------------
                                                                                      49,356,106
Construction Materials 0.0%
Vulcan Materials Co.                                                  29,831           1,519,889

Containers & Packaging 0.2%
Ball Corp.                                                            33,424           1,251,060
Bemis Co., Inc.                                                       31,230             830,093
Pactiv Corp.*                                                         44,849           1,042,739
Sealed Air Corp.*                                                     24,636           1,141,879
Temple-Inland, Inc.                                                   16,131           1,083,197
                                                                                    --------------
                                                                                       5,348,968

Metals & Mining 0.8%
Alcoa, Inc.                                                          260,851           8,761,985
Allegheny Technologies, Inc.                                          24,079             439,442
Freeport-McMoRan Copper & Gold, Inc. "B"                              51,390           2,081,295
Newmont Mining Corp.                                                 129,000           5,873,370
Nucor Corp.                                                           23,309           2,129,743
Phelps Dodge Corp.                                                    27,537           2,534,230
United States Steel Corp.                                             32,192           1,211,063
Worthington Industries, Inc.                                          25,765             550,083
                                                                                    --------------
                                                                                      23,581,211

Paper & Forest Products 0.5%
Georgia-Pacific Corp.                                                 74,432           2,675,830
International Paper Co.                                              141,762           5,728,602
Louisiana-Pacific Corp.                                               31,591             819,787
MeadWestvaco Corp.                                                    58,793           1,875,497
Weyerhaeuser Co.                                                      69,964           4,651,207
                                                                                    --------------
                                                                                      15,750,923

Telecommunication Services 3.7%
Diversified Telecommunication Services 3.1%
ALLTEL Corp.                                                          89,936           4,938,386
AT&T Corp.                                                           232,648           3,331,519
BellSouth Corp.                                                      545,807          14,802,286
CenturyTel, Inc.                                                      40,755           1,395,451
Citizens Communications Co.                                           99,705           1,335,050
Qwest Communications International, Inc.*                            523,081           1,741,860
SBC Communications, Inc.                                             968,548          25,133,820
Sprint Corp.                                                         426,717           8,589,813
Verizon Communications, Inc.                                         820,652          32,317,276
                                                                                    --------------
                                                                                      93,585,461

Wireless Telecommunication Services 0.6%
AT&T Wireless Services, Inc.*                                        813,304          12,020,633
Nextel Communications, Inc. "A"*                                     323,925           7,722,372
                                                                                    --------------
                                                                                      19,743,005

Utilities 2.9%
Electric Utilities 2.0%
Allegheny Energy, Inc.*                                               36,818             587,615
Ameren Corp.                                                          52,519           2,423,752
American Electric Power Co.                                          116,115           3,711,035
CenterPoint Energy, Inc.                                              91,368             946,572
CINergy Corp.                                                         53,036           2,100,226
Consolidated Edison, Inc.                                             70,816           2,977,105
DTE Energy Co.                                                        51,103           2,156,035
Edison International                                                 101,890           2,701,104
Entergy Corp.                                                         70,509           4,273,551
Exelon Corp.                                                         200,238           7,346,732
FirstEnergy Corp.                                                     96,795           3,976,339
FPL Group, Inc.                                                       54,247           3,706,155
PG&E Corp.*                                                          123,047           3,740,629
Pinnacle West Capital Corp.                                           26,996           1,120,334
PPL Corp.                                                             51,324           2,421,466
Progress Energy, Inc.                                                 72,450           3,067,533
Southern Co.                                                         215,888           6,472,322
TECO Energy, Inc.                                                     69,088             934,761
TXU Corp.                                                             89,225           4,275,662
Xcel Energy, Inc.                                                    117,637           2,037,473
                                                                                    --------------
                                                                                      60,976,401

Gas Utilities 0.1%
KeySpan Corp.                                                         46,975           1,841,420
Nicor, Inc.                                                           12,937             474,788
NiSource, Inc.                                                        77,166           1,621,257
Peoples Energy Corp.                                                  10,557             440,016
                                                                                    --------------
                                                                                       4,377,481

Multi-Utilities 0.8%
AES Corp.*                                                           188,050           1,878,620
Calpine Corp.*                                                       125,693             364,510
CMS Energy Corp.*                                                     44,649             425,058
Constellation Energy Group, Inc.                                      49,687           1,979,530
Dominion Resources, Inc.                                              95,618           6,239,075
Duke Energy Corp.                                                    285,632           6,538,116
Dynegy, Inc. "A"*                                                    114,561             571,659
Public Service Enterprise Group, Inc.                                 69,573           2,963,810
Sempra Energy                                                         67,290           2,435,225
                                                                                    --------------
                                                                                      23,395,603


Total Common Stocks (Cost $2,924,524,542)                                           3,070,528,409

                                                                          Principal
                                                                          Amount ($)    Value ($)

US Government Backed 0.1%
US Treasury Bill:
1.55%**, 12/23/2004 (b)                                               30,000              29,892
1.57%**, 12/23/2004 (b)                                             2,240,000          2,224,956
1.60%**, 12/23/2004 (b)                                              795,000             792,071
1.64%**, 12/23/2004 (b)                                               85,000              84,678
1.64%**, 12/23/2004 (b)                                               35,000              34,868
                                                                                    --------------
Total US Government Backed (Cost $3,166,465)                                           3,166,465

                                                                      Shares         Value ($)
                                                                      ------         ---------
Cash Equivalents 0.3%
Cash Management Fund Institutional, 1.50% (a)
(Cost $8,578,581)                                                   8,578,581          8,578,581
                                                                                    --------------

                                                                        % of
                                                                      Net Assets        Value ($)
                                                                      ----------        ---------

Total Investment Portfolio  (Cost $2,936,269,588)                      100.3        3,082,273,455
Other Assets and Liabilities, Net                                       -0.3         -10,242,894
                                                                                    --------------
Net Assets                                                             100.0        3,072,030,561
                                                                                    ==============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Cash Management Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(b) At September 30, 2004, this security has been segregated, in whole or in part, to cover initial margin requirements for open futures contracts.

REIT: Real Estate Investment Trust

Additional Information:
On September 30, 2004 the Scudder Equity 500 Index Fund had a proportional ownership interest in the Scudder Equity 500 Index Portfolio of 78.2%.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Equity 500 Index Fund


By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Equity 500 Index Fund

By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    -------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004